Offerings	Jan. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 499,630,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,998.90
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-273111) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2033
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 495,990,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 68,496.22
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-273111) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended. The prospectus supplement to which this registration fee table is attached is a final prospectus for the related offering.